8. SUBORDINATED DEBT: Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt, Weighted Average Interest Rate	2.96%	2.70%	2.67%
Debt, Weighted Average Interest Rate during period	2.81%	2.66%	2.65%